Property & Equipment (Details) - Schedule of Property and Equipment, Stated at Cost, Less Accumulated Depreciation - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Property and Equipment, Stated at Cost, Less Accumulated Depreciation [Abstract]
Furniture/fixtures	$ 39,746	$ 39,746	$ 14,904
Office equipment	43,780	43,780	14,522
Automobile	37,410	29,905	29,905
Tooling/Molds	214,454	86,005	176,990
Less: accumulated depreciation	(125,294)	(61,456)	(131,260)
Fixed assets, net	$ 210,096	$ 137,980	$ 105,061